Tax charge from continuing operations (Tables)	12 Months Ended
Dec. 31, 2021
Tax charge from continuing operations
Schedule of total tax charge by nature

Tax charge	2021 $m	2020 $m	2019 $m
Attributable to shareholders:
Hong Kong	(40)	(15)	(29)
Indonesia	(74)	(125)	(129)
Malaysia	(71)	(58)	(54)
Singapore	(67)	(87)	(75)
Growth markets and other	(159)	(125)	(150)
Eastspring	(30)	(30)	(33)
Total segment	(441)	(440)	(470)
Unallocated to a segment (central operations)	(21)	—	154
Tax charge attributable to shareholders	(462)	(440)	(316)
Attributable to policyholders:
Hong Kong	(79)	(60)	(56)
Indonesia	4	(3)	(12)
Malaysia	(2)	(34)	(13)
Singapore	(261)	(170)	(267)
Growth markets and other	(4)	(4)	(17)
Tax charge attributable to policyholders	(342)	(271)	(365)
Total tax charge from continuing operations	(804)	(711)	(681)

Schedule of total tax (charge) credit

	2021 $m	2020 $m	2019 $m
Current tax expense:
Corporation tax	(405)	(376)	(278)
Adjustments in respect of prior years	6	(7)	22
Total current tax charge	(399)	(383)	(256)

Deferred tax arising from:
Origination and reversal of temporary differences	(388)	(306)	(421)
Impact of changes in local statutory tax rates	—	(1)	(4)
Credit in respect of a previously unrecognised tax loss, tax credit or temporary difference from a prior period	(17)	(21)	—
Total deferred tax charge	(405)	(328)	(425)
Total tax charge from continuing operations	(804)	(711)	(681)

Schedule of shareholder profit and tax charge

	2021		2020		2019

	Tax	Percentage	Tax	Percentage	Tax	Percentage
	attributable to	impact	attributable to	impact on	attributable to	impact
	shareholders	on ETR	shareholders	ETR	shareholders	on ETR
Continuing operations:	$m	%	$m	%	$m	%
Adjusted operating profit	3,233		2,757		2,247
Non-operating (loss) profitnote (i)	(557)		151		407
Profit before tax	2,676		2,908		2,654
Tax charge at the expected rate	(539)	20%	(602)	21%	(547)	21%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary ratesnote (ii)	63	(2)%	102	(4)%	97	(4)%
Deductions not allowable for tax purposes	(92)	3%	(32)	1%	(45)	2%
Items related to taxation of life insurance businessesnote (iii)	177	(7)%	152	(5)%	192	(7)%
Deferred tax adjustments including unrecognised tax lossesnote (iv)	(111)	4%	(172)	6%	(14)	1%
Effect of results of joint ventures and associatesnote (v)	80	(3)%	129	(4)%	100	(4)%
Irrecoverable withholding taxesnote (vi)	(60)	2%	(35)	1%	(59)	2%
Other	(8)	1%	17	(1)%	(8)	0%
Total credit	49	(2)%	161	(6)%	263	(10)%

Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	(11)	0%	(25)	1%	14	(1)%
Movements in provisions for open tax mattersnote (vii)	47	(2)%	33	(1)%	1	0%
M&G demerger related activities	—	—	—	—	(76)	3%
Impact of changes in local statutory tax rates	6	0%	(1)	0%	—	—
Adjustments in relation to business disposals and corporate transactions	(14)	1%	(6)	0%	29	(1)%
Total credit (charge)	28	(1)%	1	0%	(32)	1%
Total actual tax charge	(462)	17%	(440)	15%	(316)	12%
Analysed into:

Tax charge on adjusted operating profit	(548)		(497)		(338)
Tax credit on non-operating resultnote (i)	86		57		22
Actual tax rate on:
Adjusted operating profit:
Including non-recurring tax reconciling itemsnote (viii)	17%		18%		15%
Excluding non-recurring tax reconciling items	18%		18%		14%
Total profitnote (viii)	17%		15%		12%

Notes

(i)	‘Non-operating (loss) profit’ is used to refer to items excluded from adjusted operating profit and includes short-term investment fluctuations in investment returns on shareholder-backed business, corporate transactions and amortisation of acquisition accounting adjustments.
(ii)	Income not taxable or taxable at concessionary rates primarily relates to non-taxable investment income in Singapore and Malaysia.
(iii)	Items related to taxation of life insurance businesses primarily relates to Hong Kong where the taxable profit is computed as 5 per cent of net insurance premiums.
(iv)	The unrecognised tax losses reconciling amount reflects losses arising where it is unlikely that relief for the losses will be available in future periods.
(v)	Profit before tax includes Prudential’s share of profit after tax from the joint ventures and associates. Therefore, the actual tax charge does not include tax arising from profit or loss of joint ventures and associates and is reflected as a reconciling item.
(vi)	The Group incurs withholding tax on remittances received from certain jurisdictions and on certain investment income. Where these withholding taxes cannot be offset against corporate income tax or otherwise recovered, they represent a cost to the Group. Irrecoverable withholding tax on remittances is included in Other operations and is not allocated to any segment. Irrecoverable withholding tax on investment income is included in the relevant segment where the investment income is reflected.
(vii)	The statement of financial position contains the following provisions in relation to open tax matters:

2021 $m
Balance at 1 Jan	113
Removal of discontinued US operations	(3)
Movements in the current year included in tax charge attributable to shareholders	(47)
Provisions utilised in the year	(4)
Other movements (including interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax)	(17)
Balance at 31 Dec	42

(viii)	The actual tax rates of the relevant business operations are shown below:

	2021%
					Growth			Total
	Hong				markets		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	5%	17%	21%	15%	22%	10%	(3)%	17%
Tax rate on profit before tax	4%	17%	21%	15%	27%	10%	(2)%	17%

	2020%
					Growth			Total
	Hong				markets		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	3%	24%	18%	14%	22%	11%	0%	18%
Tax rate on profit before tax	1%	23%	18%	14%	19%	11%	0%	15%

	2019%
					Growth			Total
	Hong				markets and		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	3%	23%	18%	13%	19%	12%	10%	15%
Tax rate on profit before tax	3%	23%	19%	14%	14%	12%	10%	12%

Schedule of movements in provisions for open tax matters

2021 $m
Balance at 1 Jan	113
Removal of discontinued US operations	(3)
Movements in the current year included in tax charge attributable to shareholders	(47)
Provisions utilised in the year	(4)
Other movements (including interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax)	(17)
Balance at 31 Dec	42

Schedule of tax rate of relevant business operations

	2021%
					Growth			Total
	Hong				markets		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	5%	17%	21%	15%	22%	10%	(3)%	17%
Tax rate on profit before tax	4%	17%	21%	15%	27%	10%	(2)%	17%

	2020%
					Growth			Total
	Hong				markets		Other	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	3%	24%	18%	14%	22%	11%	0%	18%
Tax rate on profit before tax	1%	23%	18%	14%	19%	11%	0%	15%